April 24, 2013

Supplement

SUPPLEMENT DATED APRIL 24, 2013 TO THE PROSPECTUS OF
MORGAN STANLEY MORTGAGE SECURITIES TRUST
Dated February 28, 2013

The section of the Prospectus entitled "Fund Summary—Principal Risks—Mortgage-Backed Securities" is hereby deleted in its entirety and replaced with the following:

Because the Fund concentrates its investments in the mortgage-backed securities industry, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such industry. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of mortgage securities will increase and market price will decrease. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund's yield, increase the volatility of the Fund and/or cause a decline in net asset value. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. The Fund may invest in non-agency mortgage-backed securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. Non-agency mortgage-backed securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-backed securities that have a Government or Government-sponsored entity guarantee. As a result, the mortgage loans underlying non-agency mortgage-backed securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than Government or Government-sponsored mortgage-backed securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. The Fund may invest a substantial portion of its assets in non-agency mortgage-backed securities rated below investment grade which are commonly known as "junk bonds" or "high yield/high risk securities." The Fund's investments in high yield securities pose significant risks. In addition, the Fund may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis ("TBAs"). Investments in TBAs may give rise to a form of leverage and may cause the Fund's portfolio turnover rate to appear higher. Leverage may cause the fund to be more volatile than if the Fund had not been leveraged.

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The section of the Prospectus entitled "Fund Details—Additional Information about the Fund's Investment Objective, Strategies and Risks—Principal Risks—Mortgage-Backed Securities" is hereby deleted in its entirety and replaced with the following:

Because the Fund concentrates its investments in the mortgage-backed securities industry, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such industry. Mortgage-backed securities in which the Fund may invest have different risk characteristics than traditional debt securities. Although, generally, the value of fixed-income securities increases during periods of falling interest rates and decreases during periods of rising rates, this is not always the case with mortgage-backed securities. This is due to the fact that principal on underlying mortgages may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that, as interest rates fall, securities with stated interest rates may have the principal prepaid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on underlying mortgage pools. Rates of prepayment, faster or slower than expected by the

Adviser, could reduce the Fund's yield, increase the volatility of the Fund and/or cause a decline in net asset value. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities.

The Fund may invest in mortgage pass-through securities that are issued or guaranteed by the U.S. Government. These securities are either direct obligations of the U.S. Government or the issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations although the U.S. Treasury is not legally required to extend credit to the agency or instrumentality.

The Fund may invest in non-agency mortgage-backed securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. Pools created by non-governmental issuers generally offer a higher rate of interest than Government and Government-related pools because there are no direct or indirect government or agency guarantees of payments in such pools. Non-agency mortgage-backed securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-backed securities that have a Government or Government-sponsored entity guarantee. As a result, the mortgage loans underlying non-agency mortgage-backed securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than Government or Government-sponsored mortgage-backed securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. The risk of non-payment is greater for mortgage-backed securities that are backed by loans that were originated under weak underwriting standards, including loans made to borrowers having imperfect or impaired credit histories, mortgage loans where the amount of the loan at origination is 80% or more of the value of the mortgage property, mortgage loans made to borrowers with low credit scores, mortgage loans made to borrowers who have other debt that represents a large portion of their income and mortgage loans made to borrowers whose income is not required to be disclosed or verified. A level of risk exists for all loans, although, historically, the poorest performing loans have been those classified as subprime. Due to economic conditions, including increased interest rates and lower home prices, as well as aggressive lending practices, subprime mortgage loans have in recent periods experienced increased rates of delinquency, foreclosure, bankruptcy and loss, and they are likely to continue to experience delinquency, foreclosure, bankruptcy and loss rates that are higher, and that may be substantially higher, than those experienced by mortgage loans underwritten in a more traditional manner. Thus, because of the higher delinquency rates and losses associated with subprime mortgage loans, the performance of non-agency mortgage-backed securities backed by subprime mortgage loans that the Fund may acquire could be correspondingly adversely affected, which could adversely impact the Fund's results of operations, financial condition and business. The Fund may also invest in other types of non-agency mortgage-backed securities, such as those classified as pay-option adjustable rate or Alt-A, which have also performed poorly. Even loans classified as prime have experienced higher levels of delinquencies and defaults.

Non-agency mortgage-backed securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in the Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans. Non-agency mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.

The Fund may invest a substantial portion of its assets in non-agency mortgage-backed securities rated below investment grade which are commonly known as "junk bonds" or "high yield/high risk securities." The Fund's investments in high yield securities pose significant risks. The prices of high yield securities are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Fund may incur additional expenses to seek recovery.

In addition, the Fund may invest in TBAs. Investments in TBAs may give rise to a form of leverage. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. Further, TBAs may cause the Fund's portfolio turnover rate to appear higher.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FDLSPT-0413

April 24, 2013

Supplement

SUPPLEMENT DATED APRIL 24, 2013 TO THE STATEMENT OF ADDITIONAL INFOMRATION OF
MORGAN STANLEY MORTGAGE SECURITIES TRUST
Dated February 28, 2013

The fundamental investment restriction number 6 in the section of the Statement of Additional Information entitled "Description of the Fund and Its Investments and Risks—Fund Policies/Investment Restrictions" is hereby deleted and replaced with the following:

The Fund will not invest more than 25% of the value of its total assets in securities of issuers in any one industry, except that the Fund will concentrate in the mortgage-backed securities industry, which shall include agency and non-agency mortgage-backed securities. For the purposes of the foregoing concentration policy, obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities that are not mortgage-backed securities shall not be considered part of any industry.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.